SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund
International Fixed Income Fund

Supplement Dated October 6, 2009
to the Class A Shares Prospectus Dated January 31, 2009

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the International Equity and International Fixed Income Funds.

Change in Portfolio Managers for the International Equity Fund

In the paragraph relating to INTECH Investment Management LLC in the sub-section entitled "International Equity Fund," under the section entitled "Sub-Advisers and Portfolio Managers," all references to Dr. Jason Greene are hereby deleted.

Change in Sub-Advisers for the International Equity Fund

In the sub-section entitled "International Equity Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Record Currency Management Limited is hereby deleted.

There are no other changes in the portfolio management of the International Equity Fund.

Changes in Sub-Advisers for the International Fixed Income Fund

In the sub-section entitled "International Fixed Income Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to BlackRock Financial Management, Inc. is hereby deleted. In the same sub-section, the following paragraph is hereby added in the appropriate alphabetical order thereof:

Wellington Management Company, LLP: Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts 02019, serves as a Sub-Adviser to the International Fixed Income Fund. Robert L. Evans, who has been Senior Vice President for 9 years and Fixed Income Portfolio Manager for 14 years, serves as portfolio manager of the portion of the Fund's assets allocated to Wellington Management. Mr. Evans joined Wellington Management as an investment professional in 1995.

There are no other changes in the portfolio management of the International Fixed Income Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-614 (10/09)

SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund

Supplement Dated October 6, 2009
to the Class G Shares Prospectus Dated January 31, 2009

This Supplement provides new and additional information beyond that contained in the Class G Shares Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the International Equity Fund.

Change in Portfolio Managers for the International Equity Fund

In the paragraph relating to INTECH Investment Management LLC in the sub-section entitled "International Equity Fund," under the section entitled "Sub-Advisers and Portfolio Managers," all references to Dr. Jason Greene are hereby deleted.

Change in Sub-Advisers for the International Equity Fund

In the sub-section entitled "International Equity Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Record Currency Management Limited is hereby deleted.

There are no other changes in the portfolio management of the International Equity Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-615 (10/09)

SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund

Supplement Dated October 6, 2009
to the Class I Shares Prospectus Dated January 31, 2009

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the International Equity Fund.

Change in Portfolio Managers for the International Equity Fund

In the paragraph relating to INTECH Investment Management LLC in the sub-section entitled "International Equity Fund," under the section entitled "Sub-Advisers and Portfolio Managers," all references to Dr. Jason Greene are hereby deleted.

Change in Sub-Advisers for the International Equity Fund

In the sub-section entitled "International Equity Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Record Currency Management Limited is hereby deleted.

There are no other changes in the portfolio management of the International Equity Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-616 (10/09)

SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund
International Fixed Income Fund

Supplement Dated October 6, 2009
to the Statement of Additional Information ("SAI") Dated January 31, 2009

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes in the portfolio management of the International Equity and International Fixed Income Funds.

Changes in Portfolio Managers for the International Equity Fund

In the sub-section entitled "Portfolio Management," under the section entitled "The Adviser and Sub-Advisers," all references to Dr. Jason Greene are hereby deleted.

Change in Sub-Advisers for the International Equity Fund

In the sub-section entitled "The Sub-Advisers," under the section entitled "The Adviser and Sub-Advisers," the paragraph relating to Record Currency Management Limited is hereby deleted.

In addition, in the sub-section entitled "Portfolio Management," under the section entitled "The Adviser and Sub-Advisers," the text relating to Record Currency Management Limited is hereby deleted.

There are no other changes in the portfolio management of the International Equity Fund.

Changes in Sub-Advisers for the International Fixed Income Fund

In the sub-section entitled "The Sub-Advisers," under the section entitled "The Adviser and Sub-Advisers," the paragraph relating to BlackRock Financial Management, Inc. is hereby deleted. In the same sub-section, the paragraph relating to Wellington Management Company, LLP is hereby deleted and replaced with the following:

WELLINGTON MANAGEMENT COMPANY, LLP—Wellington Management Company, LLP ("Wellington Management"), a Massachusetts limited liability partnership, serves as a Sub-Adviser to a portion of the assets of the International Equity and International Fixed Income Funds. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.

In addition, in the sub-section entitled "Portfolio Management," under the section entitled "The Adviser and Sub-Advisers," the text relating to BlackRock Financial Management, Inc. is hereby deleted. In the same sub-section the text relating to Wellington Management Company, LLP is hereby deleted and replaced with the following:

Wellington Management

Compensation. Wellington Management receives a fee based on the assets under management of the International Equity and International Fixed Income Funds as set forth in an investment sub-advisory agreement between Wellington Management and SIMC on behalf of the International Equity and International Fixed Income Funds. Wellington Management pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the International Equity and International Fixed Income Funds. The following information relates to the period ended August 31, 2009.

Wellington Management's compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management's compensation of each Fund's manager listed in the prospectus who is primarily responsible for the day-to-day management of the International Equity and International Fixed Income Funds ("Portfolio Managers") includes a base salary and incentive components. The base salary for each Portfolio

Manager who is a partner of Wellington Management is determined by the Managing Partners of the firm. A partner's base salary is generally a fixed amount that may change as a result of an annual review. The base salary for the other Portfolio Manager is determined by the Portfolio Manager's experience and performance in his role as a Portfolio Manager. Base salaries for Wellington Management's employees are reviewed annually and may be adjusted based on the recommendation of a Portfolio Manager's manager, using guidelines established by Wellington Management's Compensation Committee, which has final oversight responsibility for base salaries of employees of the firm. Each Portfolio Manager is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the International Equity and International Fixed Income Funds managed by the Portfolio Managers and generally each other account managed by such Portfolio Manager. Mr. Jayne's incentive payment relating to the International Equity Fund is linked to the gross pre-tax performance of the portion of the International Equity Fund managed by Mr. Jayne compared to the benchmark index and/or peer group identified below over one and three year periods, with an emphasis on three year results. Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by Mr. Jayne, including accounts with performance fees. The incentive paid to Mr. Evans is based on the revenues earned by Wellington Management, which have no performance-related component. Wellington Management applies similar incentive structures to other accounts managed by Mr. Evans, including accounts with performance fees.

Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional's overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Portfolio Managers may also be eligible for bonus payments based on his overall contribution to Wellington Management's business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than account performance. Each partner of Wellington Management is eligible to participate in a partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula. Mr. Evans is a partner of the firm.

Fund	Benchmark Index and/or Peer Group for Incentive Period
International Equity Fund	Barclays Capital Global Aggregate Ex-US

Ownership of Fund Shares: As of August 31, 2009, Wellington Management's portfolio managers did not beneficially own any shares of the International Equity or International Fixed Income Fund.

Other Accounts. As of August 31, 2009, the portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts		Total Assets
Toby Jayne	3	$325,515,009	1	$63,937,857	0		$0
Robert L. Evans	2	$80,420,810	8	$2,037,389,183	16		$5,135,131,386
					3	*	$471,935,557

*  These accounts are subject to a performance-based advisory fee.

Conflicts of Interest. Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. The International Equity and International Fixed Income Funds' managers listed in the prospectus who are primarily responsible for the day-to-day management of the International Equity and International Fixed Income Funds generally manage other Accounts in several different investment styles. These other Accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the International Equity and International Fixed Income Funds. The Portfolio Managers make investment decisions for each account, including the International Equity and International Fixed

Income Funds, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Portfolio Managers may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these other Accounts may be managed in a similar fashion to the International Equity and International Fixed Income Funds and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the International Equity and International Fixed Income Funds.

The Portfolio Managers or other investment professionals at Wellington Management may place transactions on behalf of Other Accounts that are directly or indirectly contrary to investment decisions made on behalf of the International Equity and International Fixed Income Funds, or make investment decisions that are similar to those made for the International Equity and International Fixed Income Funds, both of which have the potential to adversely impact the International Equity and International Fixed Income Funds depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, the Portfolio Managers may purchase the same security for the International Equity and International Fixed Income Funds and one or more other accounts at or about the same time, and in those instances the other accounts will have access to their respective holdings prior to the public disclosure of the International Equity and International Fixed Income Funds' holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the International Equity and International Fixed Income Funds. Because incentive payments paid by Wellington Management to the Portfolio Managers are tied to revenues earned by Wellington Management and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with Other Accounts managed by the Portfolio Managers. Finally, the Portfolio Managers may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

Wellington Management's goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm's Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management's investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional's various client mandates.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-617 (10/09)